Document and Entity Information	12 Months Ended
Jun. 06, 2012
Risk/Return:
Document Type	Other
Document Period End Date	May 4, 2012
Registrant Name	NUVEEN INVESTMENT TRUST
Central Index Key	0001013881
Amendment Flag	false
Document Creation Date	Jun 6, 2012
Document Effective Date	Jun 6, 2012
Prospectus Date	Jun 6, 2012

Nuveen Intelligent Risk Growth Allocation Fund
Nuveen Intelligent Risk Growth Allocation Fund
Investment Objective
The investment objective of the Fund is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 31 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Intelligent Risk Growth Allocation Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Intelligent Risk Growth Allocation Fund		Class A	Class C	Class R3	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	[2]	0.41%	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses		1.77%	2.52%	2.02%	1.52%
Fee Waivers and/or Expense Reimbursements		(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.37%	2.12%	1.62%	1.12%
[1]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[2]	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Intelligent Risk Growth Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	706	215	165	114
3 Years	1,011	692	540	385

No Redemption
Expense Example, No Redemption Nuveen Intelligent Risk Growth Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	706	215	165	114
3 Years	1,011	692	540	385

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund attempts to maintain a consistent risk level through changing market conditions by investing in exchange-traded funds (“ETFs”) and certain derivatives whose performance is expected to correspond to a variety of different asset classes. The Fund seeks to maintain a consistent risk level by attempting to keep its daily volatility (i.e., fluctuations in value) within a specified range.

The targeted daily volatility range for the Fund is 12% to 18% (annualized). To put these volatility figures in context, since 1926 U.S. equity volatility has averaged approximately 19% and U.S. bond volatility has averaged approximately 5%. However, the short-term volatility of these asset classes—and all asset classes—can fluctuate significantly. For example, the daily volatility of U.S. equities has fluctuated from approximately 6% to over 100%; a portfolio with a consistently high allocation to U.S. equities would be expected to experience similar volatility ranges over time. The Fund seeks to limit such large fluctuations in its volatility primarily by having exposure to a variety of different asset classes and periodically adjusting its exposure to different asset classes. The Fund measures volatility using a proprietary statistical method.

The Fund may invest in ETFs and derivatives in order to gain exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which the Fund may have exposure may be of any market capitalization. The bonds to which the Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. The Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

The Fund may gain exposure to different asset classes through investments in ETFs and certain derivatives. The derivatives that the Fund may use as a principal investment strategy are: options; futures contracts, including futures on various market indices, interest rates, and currencies; options on futures contracts; swap agreements, including total return swaps; and forward contracts. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. There is no maximum or minimum exposure that the Fund must have to any asset class, but the Fund generally has exposure to numerous asset classes at any given time.

In order to seek to maintain a consistent risk level regardless of the volatility level in the market, the Fund’s exposure to different asset classes changes in response to macro-economic and market developments. The portfolio adjustments are made in an attempt to maintain the Fund’s daily volatility target, and also to balance as evenly as possible the allocation of the Fund’s overall risk across the different asset classes. In general, the Fund increases its exposure to lower risk assets during periods of high volatility, and increases its exposure to higher risk assets during periods of low volatility. The risk profile of each asset class changes based on market conditions, so a certain asset class may be considered riskier than another asset class at certain times, and less risky at other times. There is no guaranty that the Fund will meet its volatility target or that the Fund will achieve any particular risk level or return.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide an exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Political and Economic Risks—The values of municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The value of real estate-related investments can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment or regulations.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jun 6, 2012
Nuveen Intelligent Risk Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Intelligent Risk Growth Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 31 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated assuming that the Fund’s average net assets for its first fiscal year are $50 million.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund attempts to maintain a consistent risk level through changing market conditions by investing in exchange-traded funds (“ETFs”) and certain derivatives whose performance is expected to correspond to a variety of different asset classes. The Fund seeks to maintain a consistent risk level by attempting to keep its daily volatility (i.e., fluctuations in value) within a specified range.

The targeted daily volatility range for the Fund is 12% to 18% (annualized). To put these volatility figures in context, since 1926 U.S. equity volatility has averaged approximately 19% and U.S. bond volatility has averaged approximately 5%. However, the short-term volatility of these asset classes—and all asset classes—can fluctuate significantly. For example, the daily volatility of U.S. equities has fluctuated from approximately 6% to over 100%; a portfolio with a consistently high allocation to U.S. equities would be expected to experience similar volatility ranges over time. The Fund seeks to limit such large fluctuations in its volatility primarily by having exposure to a variety of different asset classes and periodically adjusting its exposure to different asset classes. The Fund measures volatility using a proprietary statistical method.

The Fund may invest in ETFs and derivatives in order to gain exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which the Fund may have exposure may be of any market capitalization. The bonds to which the Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. The Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

The Fund may gain exposure to different asset classes through investments in ETFs and certain derivatives. The derivatives that the Fund may use as a principal investment strategy are: options; futures contracts, including futures on various market indices, interest rates, and currencies; options on futures contracts; swap agreements, including total return swaps; and forward contracts. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. There is no maximum or minimum exposure that the Fund must have to any asset class, but the Fund generally has exposure to numerous asset classes at any given time.

		In order to seek to maintain a consistent risk level regardless of the volatility level in the market, the Fund’s exposure to different asset classes changes in response to macro-economic and market developments. The portfolio adjustments are made in an attempt to maintain the Fund’s daily volatility target, and also to balance as evenly as possible the allocation of the Fund’s overall risk across the different asset classes. In general, the Fund increases its exposure to lower risk assets during periods of high volatility, and increases its exposure to higher risk assets during periods of low volatility. The risk profile of each asset class changes based on market conditions, so a certain asset class may be considered riskier than another asset class at certain times, and less risky at other times. There is no guaranty that the Fund will meet its volatility target or that the Fund will achieve any particular risk level or return.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide an exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Political and Economic Risks—The values of municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The value of real estate-related investments can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment or regulations.

		Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Nuveen Intelligent Risk Growth Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.37%	[5]
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	1,011
1 Year	rr_ExpenseExampleNoRedemptionYear01	706
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,011
Nuveen Intelligent Risk Growth Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.12%	[5]
1 Year	rr_ExpenseExampleYear01	215
3 Years	rr_ExpenseExampleYear03	692
1 Year	rr_ExpenseExampleNoRedemptionYear01	215
3 Years	rr_ExpenseExampleNoRedemptionYear03	692
Nuveen Intelligent Risk Growth Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.62%	[5]
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	540
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	540
Nuveen Intelligent Risk Growth Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.12%	[5]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	385
1 Year	rr_ExpenseExampleNoRedemptionYear01	114
3 Years	rr_ExpenseExampleNoRedemptionYear03	385

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[4]	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
[5]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Nuveen Intelligent Risk Moderate Allocation Fund
Nuveen Intelligent Risk Moderate Allocation Fund
Investment Objective
The investment objective of the Fund is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 31 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Intelligent Risk Moderate Allocation Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Intelligent Risk Moderate Allocation Fund		Class A	Class C	Class R3	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	[2]	0.35%	0.35%	0.35%	0.35%
Total Annual Fund Operating Expenses		1.71%	2.46%	1.96%	1.46%
Fee Waivers and/or Expense Reimbursements		(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.31%	2.06%	1.56%	1.06%
[1]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[2]	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Intelligent Risk Moderate Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	701	209	159	108
3 Years	994	674	522	367

No Redemption
Expense Example, No Redemption Nuveen Intelligent Risk Moderate Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	701	209	159	108
3 Years	994	674	522	367

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund attempts to maintain a consistent risk level through changing market conditions by investing in exchange-traded funds (“ETFs”) and certain derivatives whose performance is expected to correspond to a variety of different asset classes. The Fund seeks to maintain a consistent risk level by attempting to keep its daily volatility (i.e., fluctuations in value) within a specified range.

The targeted daily volatility range for the Fund is 7% to 12% (annualized). To put these volatility figures in context, since 1926 U.S. equity volatility has averaged approximately 19% and U.S. bond volatility has averaged approximately 5%. However, the short-term volatility of these asset classes—and all asset classes—can fluctuate significantly. The Fund seeks to limit large fluctuations in its volatility primarily by having exposure to a variety of different asset classes and periodically adjusting its exposure to different asset classes. The Fund measures volatility using a proprietary statistical method.

The Fund may invest in ETFs and derivatives in order to gain exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which the Fund may have exposure may be of any market capitalization. The bonds to which the Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. The Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

The Fund may gain exposure to different asset classes through investments in ETFs and certain derivatives. The derivatives that the Fund may use as a principal investment strategy are: options; futures contracts, including futures on various market indices, interest rates, and currencies; options on futures contracts; swap agreements, including total return swaps; and forward contracts. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. There is no maximum or minimum exposure that the Fund must have to any asset class, but the Fund generally has exposure to numerous asset classes at any given time.

In order to seek to maintain a consistent risk level regardless of the volatility level in the market, the Fund’s exposure to different asset classes changes in response to macro-economic and market developments. The portfolio adjustments are made in an attempt to maintain the Fund’s daily volatility target, and also to balance as evenly as possible the allocation of the Fund’s overall risk across the different asset classes. In general, the Fund increases its exposure to lower risk assets during periods of high volatility, and increases its exposure to higher risk assets during periods of low volatility. The risk profile of each asset class changes based on market conditions, so a certain asset class may be considered riskier than another asset class at certain times, and less risky at other times. There is no guaranty that the Fund will meet its volatility target or that the Fund will achieve any particular risk level or return.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide an exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Political and Economic Risks—The values of municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The value of real estate-related investments can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment or regulations.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jun 6, 2012
Nuveen Intelligent Risk Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Intelligent Risk Moderate Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 31 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated assuming that the Fund’s average net assets for its first fiscal year are $50 million.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund attempts to maintain a consistent risk level through changing market conditions by investing in exchange-traded funds (“ETFs”) and certain derivatives whose performance is expected to correspond to a variety of different asset classes. The Fund seeks to maintain a consistent risk level by attempting to keep its daily volatility (i.e., fluctuations in value) within a specified range.

The targeted daily volatility range for the Fund is 7% to 12% (annualized). To put these volatility figures in context, since 1926 U.S. equity volatility has averaged approximately 19% and U.S. bond volatility has averaged approximately 5%. However, the short-term volatility of these asset classes—and all asset classes—can fluctuate significantly. The Fund seeks to limit large fluctuations in its volatility primarily by having exposure to a variety of different asset classes and periodically adjusting its exposure to different asset classes. The Fund measures volatility using a proprietary statistical method.

The Fund may invest in ETFs and derivatives in order to gain exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which the Fund may have exposure may be of any market capitalization. The bonds to which the Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. The Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

The Fund may gain exposure to different asset classes through investments in ETFs and certain derivatives. The derivatives that the Fund may use as a principal investment strategy are: options; futures contracts, including futures on various market indices, interest rates, and currencies; options on futures contracts; swap agreements, including total return swaps; and forward contracts. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. There is no maximum or minimum exposure that the Fund must have to any asset class, but the Fund generally has exposure to numerous asset classes at any given time.

		In order to seek to maintain a consistent risk level regardless of the volatility level in the market, the Fund’s exposure to different asset classes changes in response to macro-economic and market developments. The portfolio adjustments are made in an attempt to maintain the Fund’s daily volatility target, and also to balance as evenly as possible the allocation of the Fund’s overall risk across the different asset classes. In general, the Fund increases its exposure to lower risk assets during periods of high volatility, and increases its exposure to higher risk assets during periods of low volatility. The risk profile of each asset class changes based on market conditions, so a certain asset class may be considered riskier than another asset class at certain times, and less risky at other times. There is no guaranty that the Fund will meet its volatility target or that the Fund will achieve any particular risk level or return.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide an exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Political and Economic Risks—The values of municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The value of real estate-related investments can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment or regulations.

		Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Nuveen Intelligent Risk Moderate Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[5]
1 Year	rr_ExpenseExampleYear01	701
3 Years	rr_ExpenseExampleYear03	994
1 Year	rr_ExpenseExampleNoRedemptionYear01	701
3 Years	rr_ExpenseExampleNoRedemptionYear03	994
Nuveen Intelligent Risk Moderate Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.06%	[5]
1 Year	rr_ExpenseExampleYear01	209
3 Years	rr_ExpenseExampleYear03	674
1 Year	rr_ExpenseExampleNoRedemptionYear01	209
3 Years	rr_ExpenseExampleNoRedemptionYear03	674
Nuveen Intelligent Risk Moderate Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.56%	[5]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	522
1 Year	rr_ExpenseExampleNoRedemptionYear01	159
3 Years	rr_ExpenseExampleNoRedemptionYear03	522
Nuveen Intelligent Risk Moderate Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%	[5]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	367
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	367

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[4]	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
[5]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Nuveen Intelligent Risk Conservative Allocation Fund
Nuveen Intelligent Risk Conservative Allocation Fund
Investment Objective
The investment objective of the Fund is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 31 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Intelligent Risk Conservative Allocation Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Intelligent Risk Conservative Allocation Fund		Class A	Class C	Class R3	Class I
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.31%	0.31%	0.31%	0.31%
Acquired Fund Fees and Expenses	[2]	0.33%	0.33%	0.33%	0.33%
Total Annual Fund Operating Expenses		1.69%	2.44%	1.94%	1.44%
Fee Waivers and/or Expense Reimbursements		(0.40%)	(0.40%)	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	1.29%	2.04%	1.54%	1.04%
[1]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[2]	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
[3]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Intelligent Risk Conservative Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	699	207	157	106
3 Years	988	668	515	360

No Redemption
Expense Example, No Redemption Nuveen Intelligent Risk Conservative Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	699	207	157	106
3 Years	988	668	515	360

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund attempts to maintain a consistent risk level through changing market conditions by investing in exchange-traded funds (“ETFs”) and certain derivatives whose performance is expected to correspond to a variety of different asset classes. The Fund seeks to maintain a consistent risk level by attempting to keep its daily volatility (i.e., fluctuations in value) within a specified range.

The targeted daily volatility range for the Fund is 3.5% to 7% (annualized). To put these volatility figures in context, since 1926 U.S. bond volatility has averaged approximately 5% and U.S. equity volatility has averaged approximately 19%. However, the short-term volatility of these asset classes—and all asset classes—can fluctuate significantly. The Fund seeks to limit large fluctuations in its volatility primarily by having exposure to a variety of different asset classes and periodically adjusting its exposure to different asset classes. The Fund measures volatility using a proprietary statistical method.

The Fund may invest in ETFs and derivatives in order to gain exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which the Fund may have exposure may be of any market capitalization. The bonds to which the Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. The Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

The Fund may gain exposure to different asset classes through investments in ETFs and certain derivatives. The derivatives that the Fund may use as a principal investment strategy are: options; futures contracts, including futures on various market indices, interest rates, and currencies; options on futures contracts; swap agreements, including total return swaps; and forward contracts. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. There is no maximum or minimum exposure that the Fund must have to any asset class, but the Fund generally has exposure to numerous asset classes at any given time.

In order to seek to maintain a consistent risk level regardless of the volatility level in the market, the Fund’s exposure to different asset classes changes in response to macro-economic and market developments. The portfolio adjustments are made in an attempt to maintain the Fund’s daily volatility target, and also to balance as evenly as possible the allocation of the Fund’s overall risk across the different asset classes. In general, the Fund increases its exposure to lower risk assets during periods of high volatility, and increases its exposure to higher risk assets during periods of low volatility. The risk profile of each asset class changes based on market conditions, so a certain asset class may be considered riskier than another asset class at certain times, and less risky at other times. There is no guaranty that the Fund will meet its volatility target or that the Fund will achieve any particular risk level or return.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide an exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Political and Economic Risks—The values of municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The value of real estate-related investments can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment or regulations.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jun 6, 2012
Nuveen Intelligent Risk Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Intelligent Risk Conservative Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 29 of the Fund’s prospectus, ”How to Reduce Your Sales Charge” on page 31 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-53 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated assuming that the Fund’s average net assets for its first fiscal year are $50 million.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund attempts to maintain a consistent risk level through changing market conditions by investing in exchange-traded funds (“ETFs”) and certain derivatives whose performance is expected to correspond to a variety of different asset classes. The Fund seeks to maintain a consistent risk level by attempting to keep its daily volatility (i.e., fluctuations in value) within a specified range.

The targeted daily volatility range for the Fund is 3.5% to 7% (annualized). To put these volatility figures in context, since 1926 U.S. bond volatility has averaged approximately 5% and U.S. equity volatility has averaged approximately 19%. However, the short-term volatility of these asset classes—and all asset classes—can fluctuate significantly. The Fund seeks to limit large fluctuations in its volatility primarily by having exposure to a variety of different asset classes and periodically adjusting its exposure to different asset classes. The Fund measures volatility using a proprietary statistical method.

The Fund may invest in ETFs and derivatives in order to gain exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which the Fund may have exposure may be of any market capitalization. The bonds to which the Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. The Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

The Fund may gain exposure to different asset classes through investments in ETFs and certain derivatives. The derivatives that the Fund may use as a principal investment strategy are: options; futures contracts, including futures on various market indices, interest rates, and currencies; options on futures contracts; swap agreements, including total return swaps; and forward contracts. Derivatives may be entered into on established exchanges, either in the U.S. or in foreign countries, or through privately negotiated transactions referred to as over-the-counter (“OTC”) derivatives. There is no maximum or minimum exposure that the Fund must have to any asset class, but the Fund generally has exposure to numerous asset classes at any given time.

		In order to seek to maintain a consistent risk level regardless of the volatility level in the market, the Fund’s exposure to different asset classes changes in response to macro-economic and market developments. The portfolio adjustments are made in an attempt to maintain the Fund’s daily volatility target, and also to balance as evenly as possible the allocation of the Fund’s overall risk across the different asset classes. In general, the Fund increases its exposure to lower risk assets during periods of high volatility, and increases its exposure to higher risk assets during periods of low volatility. The risk profile of each asset class changes based on market conditions, so a certain asset class may be considered riskier than another asset class at certain times, and less risky at other times. There is no guaranty that the Fund will meet its volatility target or that the Fund will achieve any particular risk level or return.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Fund include:

Commodities Risk—Commodities markets historically have been extremely volatile, and the performance of securities and other instruments that provide an exposure to those markets therefore also may be highly volatile.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. In addition, parties to other financial contracts with the Fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Recent legislation requires the development of a new regulatory framework for the derivatives market. The impact of the new regulations is still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

ETF Risk—An ETF is subject to the risks of the underlying securities that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index and the Fund will indirectly bear its proportionate share of any management fees and other expenses paid by the ETFs in which it invests.

Frequent Trading Risk—Frequent trading of portfolio securities may produce capital gains, which are taxable to shareholders when distributed. Frequent trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which may detract from the Fund’s performance.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

Interest Rate Risk—Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the value of such securities. They are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities.

A mortgage-backed security may be negatively affected by the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. The downturn in the housing market and the resulting recession in the United States have negatively affected, and may continue to negatively affect, both the price and liquidity of certain mortgage-backed securities.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Political and Economic Risks—The values of municipal bonds may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Real Estate Investment Risk—The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. The value of real estate-related investments can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment or regulations.

		Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this Fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the Fund has not been in existence for a full calendar year.
Nuveen Intelligent Risk Conservative Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.29%	[5]
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	988
1 Year	rr_ExpenseExampleNoRedemptionYear01	699
3 Years	rr_ExpenseExampleNoRedemptionYear03	988
Nuveen Intelligent Risk Conservative Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.04%	[5]
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	668
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Nuveen Intelligent Risk Conservative Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.54%	[5]
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	515
1 Year	rr_ExpenseExampleNoRedemptionYear01	157
3 Years	rr_ExpenseExampleNoRedemptionYear03	515
Nuveen Intelligent Risk Conservative Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.33%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.04%	[5]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	360
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	360

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Other Expenses are estimated assuming that the Fund's average net assets for its first fiscal year are $50 million.
[4]	Acquired Fund Fees and Expenses are based on assumed portfolio weightings and historical expense ratios of the acquired funds and could be higher or lower than the amount set forth in the table depending on the actual portfolio weighting and the expense ratio of each particular acquired fund.
[5]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Jun 6, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2012